Exhibit 99.1

Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	March 2015
Distribution Date	4/15/2015
Transaction Month	27
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 15, 2012
Closing Date:	January 30, 2013

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,555,688,377.99	79,529	3.88%	58.16
Original Adj. Pool Balance:	$1,532,687,217.90

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$345,000,000.00	22.177%	0.20000%	February 18, 2014
Class A-2 Notes	Fixed	$486,000,000.00	31.240%	0.40000%	December 15, 2015
Class A-3 Notes	Fixed	$422,000,000.00	27.126%	0.56000%	July 17, 2017
Class A-4 Notes	Fixed	$163,200,000.00	10.491%	0.75000%	September 17, 2018
Class B Notes	Fixed	$28,350,000.00	1.822%	1.13000%	September 17, 2018
Class C Notes	Fixed	$43,680,000.00	2.808%	1.35000%	June 17, 2019
Total Securities		$1,488,230,000.00	95.664%

Overcollateralization		$44,457,217.90	2.858%
YSOA		$23,001,160.09	1.479%
Total Original Pool Balance		$1,555,688,377.99	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$254,714,802.94	0.6035896	$225,624,844.38	0.5346560	$29,089,958.56
Class A-4 Notes	$163,200,000.00	1.0000000	$163,200,000.00	1.0000000	$-
Class B Notes	$28,350,000.00	1.0000000	$28,350,000.00	1.0000000	$-
Class C Notes	$43,680,000.00	1.0000000	$43,680,000.00	1.0000000	$-
Total Securities	$489,944,802.94	0.3292131	$460,854,844.38	0.3096664	$29,089,958.56

Weighted Avg. Coupon (WAC)	3.96%		3.97%
Weighted Avg. Remaining Maturity (WARM)	34.88		34.08
Pool Receivables Balance	$526,068,539.98		$496,599,233.82
Remaining Number of Receivables	49,460		48,270

Adjusted Pool Balance	$520,598,547.30		$491,508,588.74

III.  COLLECTIONS

Principal:
Principal Collections	$29,015,210.22
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$593,951.28
Total Principal Collections	$29,609,161.50

Interest:
Interest Collections	$1,665,596.60
Late Fees & Other Charges	$50,099.46
Interest on Repurchase Principal	$-
Total Interest Collections	$1,715,696.06

Collection Account Interest	$193.84
Reserve Account Interest	$29.40
Servicer Advances	$-

Total Collections	$31,325,080.80

Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	March 2015
Distribution Date	4/15/2015
Transaction Month	27
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$31,325,080.80
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$31,325,080.80

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$438,390.45		$438,390.45	$438,390.45
Collection Account Interest					$193.84
Late Fees & Other Charges					$50,099.46
Total due to Servicer					$488,683.75

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$118,866.91		$118,866.91
Class A-4 Notes		$102,000.00		$102,000.00

Total Class A interest:		$220,866.91		$220,866.91	$220,866.91

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$26,696.25		$26,696.25	$26,696.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$49,140.00		$49,140.00	$49,140.00

Available Funds Remaining:					$30,539,693.89

7. Regular Principal Distribution Amount:					$29,089,958.56

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$29,089,958.56
Class A-4 Notes		$-
Class A Notes Total:	$29,089,958.56	$29,089,958.56
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Total Noteholders Principal	$29,089,958.56	$29,089,958.56

8. Required Deposit to Reserve Account			0.00

9. Trustee Expenses			0.00

10. Remaining Available Collections Released to Certificateholder			1,449,735.33

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$5,469,992.68
Beginning Period Amount	$5,469,992.68
Current Period Amortization	$379,347.59
Ending Period Required Amount	$5,090,645.08
Ending Period Amount	$5,090,645.08
Next Distribution Date Amount	$4,732,491.78

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,831,718.04
Beginning Period Amount	$3,831,718.04
Current Period Release to Collection Account
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,831,718.04
Ending Period Amount	$3,831,718.04

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$30,653,744.36	$30,653,744.36	$30,653,744.36
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	5.89%	6.24%	6.24%

Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	March 2015
Distribution Date	4/15/2015
Transaction Month	27
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.62%	47,605	98.13%	$487,311,521.44
30 - 60 Days	1.10%	530	1.50%	$7,451,975.19
61 - 90 Days	0.19%	94	0.26%	$1,309,450.09
91 + Days	0.08%	41	0.11%	$526,287.10
		48,270		$496,599,233.82
Total
Delinquent Receivables 61 + days past due	0.28%	135	0.37%	$1,835,737.19
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.31%	151	0.41%	$2,137,071.52
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.38%	190	0.51%	$2,809,039.77
Three-Month Average Delinquency Ratio	0.32%		0.43%

Repossession in Current Period		35		$514,495.86
Repossession Inventory		66		$356,429.46

Charge-Offs
Gross Principal of Charge-Off for Current Period				$454,095.94
Recoveries				$(593,951.28)
Net Charge-offs for Current Period				$(139,855.34)

Beginning Pool Balance for Current Period				$526,068,539.98

Net Loss Ratio				-0.32%
Net Loss Ratio for 1st Preceding Collection Period				0.64%
Net Loss Ratio for 2nd Preceding Collection Period				0.69%
Three-Month Average Net Loss Ratio for Current Period				0.34%

Cumulative Net Losses for All Periods				$11,281,978.08
Cumulative Net Losses as a % of Initial Pool Balance				0.73%

Principal Balance of Extensions				$1,615,765.04
Number of Extensions				107